CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Contract revenues		$ 1,888,000,000	$ 2,850,000,000	$ 3,957,000,000
Reimbursable revenues		38,000,000	66,000,000	113,000,000
Other revenues	[1]	162,000,000	253,000,000	265,000,000
Total operating revenues		2,088,000,000	3,169,000,000	4,335,000,000
Loss on disposals	[1]	(245,000,000)	0	(63,000,000)
Contingent consideration realized	[1]	27,000,000	21,000,000	47,000,000	[2]
Operating expenses
Vessel and rig operating expenses	[1]	792,000,000	1,015,000,000	1,611,000,000
Reimbursable expenses		35,000,000	61,000,000	99,000,000
Depreciation and amortization		798,000,000	810,000,000	779,000,000	[2]
Loss on impairment of long lived assets		696,000,000	44,000,000	563,000,000	[2]
General and administrative expenses	[1]	277,000,000	234,000,000	248,000,000
Total operating expenses		2,598,000,000	2,164,000,000	3,300,000,000
Operating (loss)/income		(728,000,000)	1,026,000,000	1,019,000,000
Financial items and other income/(expense), net
Interest income	[1]	60,000,000	66,000,000	67,000,000
Interest expense	[1]	(285,000,000)	(412,000,000)	(415,000,000)
Share in results from associated companies (net of tax)		174,000,000	283,000,000	192,000,000
Loss on impairment of investments		(841,000,000)	(895,000,000)	(1,285,000,000)
Gain/(loss) on derivative financial instruments	[1]	11,000,000	(74,000,000)	(150,000,000)
Net gain on debt extinguishment		19,000,000	47,000,000	8,000,000
Foreign exchange (loss)/gain		(65,000,000)	18,000,000	63,000,000
Gain on sale of tender rig business		0	0	22,000,000	[2]
Reorganization items, net		(1,337,000,000)	0	0
Other financial items and other (expense)/income, net	[1]	(44,000,000)	(15,000,000)	52,000,000
Total financial items and other (expense)/income, net		(2,308,000,000)	(982,000,000)	(1,446,000,000)
(Loss)/income before income taxes		(3,036,000,000)	44,000,000	(427,000,000)
Income tax expense		(66,000,000)	(199,000,000)	(208,000,000)
Net loss		(3,102,000,000)	(155,000,000)	(635,000,000)	[2],[3]
Net (loss)/income attributable to the non-controlling interest		(129,000,000)	26,000,000	(1,000,000)
Net loss attributable to the parent		$ (2,973,000,000)	$ (181,000,000)	$ (634,000,000)
Basic (loss)/earnings per share (in dollars per share)		$ (5.89)	$ (0.36)	$ (1.29)
Diluted (loss)/earnings per share (in dollars per share)		$ (5.89)	$ (0.36)	$ (1.29)

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".
[2]	Text selection found with no content.
[3]	{F|ag9lfndlYmZpbGluZ3MtZXVyagsSBlhNTERvYyJeWEJSTERvY0dlbkluZm86NWJjMTQ5Y2E2M2E3NGRlOGFmNDE4NjI3YTU4Y2ZhNDl8VGV4dFNlbGVjdGlvbjpFRTUzOUMyRTYwNzk4QTA3Mzk3NjRCMzNFODNDREE1Mgw}